Schedule of investments
Nomura Science and Technology Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.86%♣
Communication Services — 13.14%
Alphabet Class A	947,817	$ 296,666,721
Meta Platforms Class A	263,248	173,767,372
Netflix †	1,442,361	135,235,767
Spotify Technology †	206,933	120,168,063
Take-Two Interactive Software †	538,796	137,947,940
		863,785,863
Consumer Discretionary — 10.30%
Amazon.com †	1,263,451	291,629,760
DoorDash Class A †	805,174	182,355,807
MercadoLibre †	32,091	64,639,618
SharkNinja †	1,233,852	138,068,039
		676,693,224
Financials — 0.87%
Coinbase Global Class A †	252,164	57,024,367
		57,024,367
Healthcare — 4.79%
Gilead Sciences	854,881	104,928,094
Insmed †	360,078	62,667,975
Intuitive Surgical †	255,562	144,740,094
Medline Class A †	63,747	2,677,374
		315,013,537
Industrials — 3.49%
Howmet Aerospace	616,064	126,305,441
Kratos Defense & Security Solutions †	1,358,719	103,140,360
		229,445,801
Information Technology — 67.27%
Accenture Class A	506,381	135,862,022
Advanced Micro Devices †	1,183,685	253,497,980
Amphenol Class A	734,937	99,319,386
ASML Holding	163,616	175,046,214
Broadcom	829,255	287,005,156
Cadence Design Systems †	383,451	119,859,114
CDW	930,330	126,710,946
Celestica †	323,964	95,766,998
Datadog Class A †	628,992	85,536,622
Lam Research	1,595,659	273,144,908
Micron Technology	572,513	163,400,935
Microsoft	674,884	326,387,400
NVIDIA	2,868,737	535,019,451
Salesforce	524,333	138,901,055
Samsung Electronics	1,779,460	149,145,259
Seagate Technology Holdings	1,520,974	418,861,030
Shopify Class A †	843,466	135,772,722
Snowflake Class A †	329,529	72,285,481
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	1,098,482	$ 333,817,695
Texas Instruments	1,136,229	197,124,369
Unity Software †	3,221,432	142,290,651
Western Digital	909,004	156,594,119
		4,421,349,513
Total Common Stocks (cost $3,707,448,095)		6,563,312,305

Short-Term Investments — 0.23%
Money Market Mutual Funds — 0.23%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	3,731,387	3,731,387
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	3,731,387	3,731,387
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	3,731,387	3,731,387
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	3,731,387	3,731,387
Total Short-Term Investments (cost $14,925,548)		14,925,548

Total Value of Securities—100.09% (cost $3,722,373,643)		6,578,237,853
Liabilities Net of Receivables and Other Assets—(0.09%)		(5,640,244)
Net Assets Applicable to 102,539,506 Shares Outstanding—100.00%		$6,572,597,609
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV008 [1225] 0226 (5191634)    1